Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary Information for Stock Options

The following table includes summary information for stock options as of December 31, 2014:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding at January 1, 2014	882,416	$102.74
Granted	55,981	$121.00
Granted - Replacement Options	821,282	$56.66
Exercised	(697,154)	$59.98
Terminated	(8,090)	$45.12
Outstanding at December 31, 2014	1,054,435	$96.53	3.5

Exercisable at December 31, 2014	906,719	$95.67	2.8

Summary of Information for Incentive Compensation Awards and Restricted Stock Awards

The following table summarizes information for incentive compensation awards and restricted stock awards as of December 31, 2014:

	Incentive Compensation		Restricted Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2014	25,131	$88.51	197,049	$87.91
Awarded	13,964	$109.17	168,509	$126.88
Distributed	(11,293)	$81.91	(28,624)	$95.79
Forfeited	(194)	$95.73	(1,316)	$97.37
December 31, 2014	27,608	$101.61	335,618	$106.77

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense for the years ended December 31, 2014, 2013 and 2012, unrecognized compensation cost for nonvested awards at December 31, 2014 and the weighted-average period over which unrecognized compensation cost is expected to be recognized:

(add 000, except year data)	Stock Options	Restricted Stock	Incentive Compensation	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2014	$2,020	$6,189	$257	$527	$8,993
2013	$1,734	$4,377	$229	$668	7,008
2012	$1,835	$4,980	$237	$729	7,781
Unrecognized compensation cost at December 31, 2014:	$2,241	$20,096	$241	$-	$22,578
Weighted-average period over which unrecognized compensation cost will be recognized:	2.0 years	3.6 years	1.6 years	—

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]

The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2014:

(add 000)
2015	$8,407
2016	6,182
2017	3,482
2018	2,743
2019	1,764
Total	$22,578